Property, plant and equipment - Assets and projects under constructions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets and projects under constructions
Property, plant and equipment	$ 1,996,514	$ 1,978,462	$ 1,883,354
Assets and projects under construction, PPE
Assets and projects under constructions
Property, plant and equipment	235,501	219,254	$ 206,094
Borrowing charges capitalized	$ 10,630	$ 6,493
Average capitalization rate (per month)	0.68%	0.69%
Mining projects under construction
Assets and projects under constructions
Property, plant and equipment	$ 101,922	$ 91,174
Acquisition and renovation of equipment
Assets and projects under constructions
Property, plant and equipment	42,239	52,284
Security, health and environment projects
Assets and projects under constructions
Property, plant and equipment	35,858	44,674
New production line construction
Assets and projects under constructions
Property, plant and equipment	25,477	5,472
Information technology
Assets and projects under constructions
Property, plant and equipment	3,084	151
Modernization and increased production projects
Assets and projects under constructions
Property, plant and equipment	10,563	10,004
Other projects under construction
Assets and projects under constructions
Property, plant and equipment	$ 16,358	$ 15,495